Other Current Assets	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets	Other current assets
The following table provides the breakdown of Other current assets as at December 31, 2021 and 2020:

In millions	December 31,	2021	2020
Assets held for sale (Note 5)		$260	$90
Prepaid expenses		142	148
Income taxes receivable		—	85
Other		20	42
Total other current assets		$422	$365